John Hancock
Government Income Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 94.0%				$239,368,394
(Cost $244,420,461)
U.S. Government 63.5%				161,611,626
U.S. Treasury
Bond	2.000	11-15-41	24,450,000	23,407,055
Bond	2.000	08-15-51	11,845,000	11,361,946
Bond	2.250	02-15-52	650,000	662,188
Note	0.125	08-31-22	4,800,000	4,786,125
Note	0.125	12-31-22	11,000,000	10,920,078
Note	1.000	12-15-24	31,900,000	31,364,175
Note	1.375	12-31-28	2,000,000	1,941,875
Note	1.375	11-15-31	7,950,000	7,620,820
Note	1.500	01-31-27	28,500,000	28,163,789
Note	1.500	11-30-28	23,000,000	22,518,438
Note	1.750	01-31-29	1,000,000	994,844
Note	1.875	02-28-27	1,500,000	1,509,961
Note	1.875	02-28-29	2,500,000	2,503,320
Note	1.875	02-15-32	3,000,000	3,011,250
Note	1.875	02-15-52	11,625,000	10,845,762
U.S. Government Agency 30.5%				77,756,768
Federal Farm Credit Bank Note	1.400	03-10-28	3,000,000	2,885,674
Federal Home Loan Bank
Note	1.125	02-25-28	3,000,000	2,871,489
Note	1.200	12-27-24	5,000,000	4,948,185
Note	1.500	02-18-25	2,000,000	1,986,795
Note	1.600	12-17-26	5,000,000	4,919,682
Note	1.610	12-30-26	3,000,000	2,960,533
Note	1.750	02-28-25	3,000,000	2,999,929
Note	2.150	02-28-25	2,265,000	2,263,525
Note	2.200	02-28-25	3,000,000	3,003,258
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	2,949,533	2,844,144
30 Yr Pass Thru	2.500	09-01-50	2,748,654	2,730,082
30 Yr Pass Thru	3.000	04-01-43	626,972	647,115
30 Yr Pass Thru	3.500	12-01-44	1,915,388	2,010,351
30 Yr Pass Thru	3.500	02-01-47	602,720	627,667
30 Yr Pass Thru	3.500	06-01-49	587,141	606,969
30 Yr Pass Thru	4.000	12-01-40	332,328	355,830
30 Yr Pass Thru	4.000	01-01-41	410,080	439,131
30 Yr Pass Thru	4.000	01-01-41	358,375	383,993
30 Yr Pass Thru	4.000	11-01-43	695,481	742,060
30 Yr Pass Thru	4.000	12-01-46	543,945	574,935
30 Yr Pass Thru	4.000	06-01-47	512,261	542,587
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	600,425	615,836
30 Yr Pass Thru	2.000	10-01-50	1,263,301	1,216,327
30 Yr Pass Thru (A)	2.500	TBA	1,000,000	986,406
30 Yr Pass Thru	2.500	07-01-50	584,880	580,581
30 Yr Pass Thru	2.500	08-01-50	2,640,719	2,627,951
30 Yr Pass Thru	2.500	09-01-50	1,049,762	1,040,963
30 Yr Pass Thru	2.500	09-01-50	2,833,455	2,819,755
30 Yr Pass Thru	2.500	10-01-50	1,018,840	1,012,577
30 Yr Pass Thru	2.500	10-01-50	1,954,039	1,936,042
30 Yr Pass Thru	3.000	10-01-49	1,342,637	1,363,516
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-49	1,162,628	$1,180,707
30 Yr Pass Thru	3.500	07-01-43	1,113,992	1,168,844
30 Yr Pass Thru	3.500	03-01-44	509,091	534,158
30 Yr Pass Thru	3.500	01-01-45	2,236,280	2,354,778
30 Yr Pass Thru	3.500	04-01-45	1,875,620	1,962,112
30 Yr Pass Thru	3.500	05-01-48	740,813	776,132
30 Yr Pass Thru	4.000	09-01-40	913,448	977,133
30 Yr Pass Thru	4.000	12-01-40	595,889	637,327
30 Yr Pass Thru	4.000	09-01-41	742,531	794,043
30 Yr Pass Thru	4.000	10-01-41	764,701	817,823
30 Yr Pass Thru	4.000	01-01-42	386,431	413,215
30 Yr Pass Thru	4.000	07-01-42	1,008,958	1,073,363
30 Yr Pass Thru	4.000	11-01-42	1,658,943	1,774,273
30 Yr Pass Thru	4.000	11-01-43	1,600,744	1,707,426
30 Yr Pass Thru	4.000	12-01-43	713,951	757,739
30 Yr Pass Thru	4.500	08-01-40	652,226	706,325
30 Yr Pass Thru	4.500	06-01-41	1,337,873	1,446,771
30 Yr Pass Thru	4.500	07-01-41	1,231,903	1,332,175
30 Yr Pass Thru	4.500	11-01-41	229,062	247,707
30 Yr Pass Thru	4.500	02-01-42	719,441	778,001

30 Yr Pass Thru	4.500	04-01-48	721,380	772,828
Collateralized mortgage obligations 5.0%				$12,575,657
(Cost $15,716,253)
Commercial and residential 0.9%				2,155,107
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.608	08-15-45	3,446,405	461
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,498,014	6,427
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	1,177,067	1,210,481
Series 2019-1, Class MA	3.500	07-25-58	910,034	937,738
U.S. Government Agency 4.1%				10,420,550
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	1,152,756	1,179,974
Series 4459, Class CA	5.000	12-15-34	49,146	52,480
Series K022, Class X1 IO	1.164	07-25-22	7,894,832	20,111
Series K026, Class X1 IO	0.932	11-25-22	3,986,146	19,931
Series K030, Class X1 IO	0.146	04-25-23	43,091,286	71,730
Series K032, Class A1	3.016	02-25-23	195,507	196,997
Series K038, Class X1 IO	1.097	03-25-24	6,338,519	124,085
Series K048, Class X1 IO	0.228	06-25-25	4,878,445	34,810
Series K050, Class X1 IO	0.311	08-25-25	70,328,831	703,816
Series K053, Class X1 IO	0.881	12-25-25	27,102,161	781,437
Series K054, Class X1 IO	1.162	01-25-26	21,010,821	819,512
Series K720, Class X1 IO	0.497	08-25-22	34,995,957	18,250
Series K722, Class X1 IO	1.309	03-25-23	21,704,774	192,335
Series K725, Class A1	2.666	05-25-23	407,405	408,658
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,022,294
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	27,207	27,735
Series 2014-44, Class DA	3.000	07-25-36	810,013	826,257
Series 2014-49, Class CA	3.000	08-25-44	494,309	503,287
Government National Mortgage Association
Series 2012-114, Class IO	0.661	01-16-53	858,855	17,399
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-30, Class A	1.500	05-16-42	115,612	$115,491
Series 2015-7, Class IO	0.553	01-16-57	6,093,961	181,548
Series 2017-109, Class IO	0.507	04-16-57	1,029,586	28,266
Series 2017-124, Class IO	0.674	01-16-59	890,062	34,885
Series 2017-140, Class IO	0.526	02-16-59	620,057	24,625
Series 2017-20, Class IO	0.648	12-16-58	2,159,308	79,468
Series 2017-41, Class IO	0.631	07-16-58	1,326,800	48,863
Series 2017-46, Class IO	0.634	11-16-57	1,366,456	58,220
Series 2017-54, Class IO	0.648	12-16-58	8,000,472	372,509
Series 2017-61, Class IO	0.771	05-16-59	802,856	37,784
Series 2017-74, Class IO	0.541	09-16-58	1,496,931	46,740
Series 2017-89, Class IO	0.559	07-16-59	1,350,891	58,235
Series 2018-114, Class IO	0.687	04-16-60	810,095	40,371
Series 2018-68, Class A	2.850	04-16-50	226,965	228,473
Series 2018-9, Class IO	0.484	01-16-60	1,377,094	59,088
Series 2020-118, Class IO	0.902	06-16-62	2,665,947	197,751
Series 2020-119, Class IO	0.644	08-16-62	1,370,801	85,193
Series 2020-120, Class IO	0.795	05-16-62	3,437,314	247,425
Series 2020-137, Class IO	0.814	09-16-62	2,348,495	161,592
Series 2020-170, Class IO	0.832	11-16-62	3,129,708	231,533

Series 2021-40, Class IO	0.832	02-16-63	812,462	61,392
Asset backed securities 0.8%				$2,112,966
(Cost $2,106,425)
Asset backed securities 0.8%				2,112,966
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	799,911	805,785
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.388	10-25-36	615,428	606,605
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	31,381	31,570
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	24,835	24,944
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	399,905	402,372
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.708	02-25-57	242,036	241,690

	Yield (%)	Shares	Value
Short-term investments 4.0%			$10,081,559
(Cost $10,081,650)
Short-term funds 4.0%			10,081,559
John Hancock Collateral Trust (E)	0.0896(F)	1,008,005	10,081,559

Total investments (Cost $272,324,789) 103.8%	$264,138,576
Other assets and liabilities, net (3.8%)	(9,600,200)
Total net assets 100.0%	$254,538,376

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$239,368,394	—	$239,368,394	—
Collateralized mortgage obligations	12,575,657	—	12,575,657	—
Asset backed securities	2,112,966	—	2,112,966	—
Short-term investments	10,081,559	$10,081,559	—	—
Total investments in securities	$264,138,576	$10,081,559	$254,057,017	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,008,005	$6,068,664	$198,746,004	$(194,729,461)	$(3,357)	$(291)	$3,336	—	$10,081,559
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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